Derivatives - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign Currency Forward Contracts | Cash Flow Hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Maximum length of time hedged in cash flow hedge	12 months
Foreign Exchange Forward And Option Contracts [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 3,300
Contract expiring terms	2023-01
Loss from foreign currency forward and option contracts not designated as hedging instruments	$ 917	$ 237	$ 490